Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Warrants	The following is a summary of warrants for the three months ended March 31, 2024:
	Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2023	1,090,272	$2.67
Granted	2,145,000	0.01
Exercised	(125,000)	0.00
Forfeited	-	-
Outstanding as of March 31, 2024	3,110,272	$0.94

Exercisable as of March 31, 2024	965,272	$3.02

Schedule of Black-Scholes Pricing Model Using the Range of Inputs	The fair value of the Magna Warrant was $8,566,184, which was valued using the Black-Scholes pricing model using the range of inputs as indicated below:
Risk-free interest rate	4.09%
Expected term (in years)	10.0
Expected volatility	75.0%
Expected dividend yield	0%

Schedule of Liquidation Preferences	The liquidation preferences were as follows:
	December 31
	2023	2022
Series Seed preferred stock	$-	$11,999,997
Series Seed-1 preferred stock	-	3,699,950
Series Seed-2 preferred stock	-	5,674,962
Series Seed-3 preferred stock	-	1,250,000
	$-	$22,624,909